Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

19.    Subsequent Events:

On March 14, 2013, the Company entered into an agreement with a third party in order to sell the vessel Star Sigma, for a contracted price of $9,041 less commission of 5%. As of the date of this report, the vessel has not been delivered yet. The carrying amount of the vessel as of December 31, 2012 was $8,640.